FAIR VALUE DISCLOSURES, Changes in Fair Value for Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in fair value for financial assets [Abstract]
Equity securities at fair value			$ 167
Loans held for sale	$ (2,805)	$ 1,962	637
Capitalized mortgage loan servicing rights, net gains (losses)	(2,108)	(16,224)	(9,532)
Impairment charges recognized [Abstract]
Collateral dependent loans, carrying amount	1,400	9,100
Collateral dependent loans, valuation allowance	600	1,800
Additional provision for credit losses on collateral dependent loans	300	700	1,300
Other real estate, carrying amount	0	100
Other real estate, valuation allowance	31	90	92	$ 144
Other real estate, additional charge	0	30	30
Securities [Member]
Changes in fair value for financial assets [Abstract]
Equity securities at fair value			167
Mortgage Loans [Member]
Changes in fair value for financial assets [Abstract]
Loans held for sale	(2,805)	1,962	637
Mortgage Loan Servicing, Net [Member]
Changes in fair value for financial assets [Abstract]
Capitalized mortgage loan servicing rights, net gains (losses)	$ (2,108)	$ (16,224)	$ (9,532)